SHARE BASED COMPENSATION (Tables)	12 Months Ended
Mar. 31, 2016
SHARE BASED COMPENSATION
Schedule of stock options activities

		Weighted	Weighted	Aggregate
		average	remaining	intrinsic
	Number of	exercise	contractual	value
	shares	USD	years	USD
Outstanding as of March 31, 2013	2,747,342	2.84
Granted	1,469,460	2.50
Exercised	—	—
Forfeited	—	—
Expired	(2,135)	2.69

Outstanding as of March 31, 2014	4,214,667	2.72
Granted	1,469,460	2.24
Exercised	(300,000)	2.12
Forfeited	(1,102,095)	2.50
Expired	(396,365)	2.58

Outstanding as of March 31, 2015	3,885,667	2.66
Granted	—	—
Exercised	—	—
Forfeited	—	—
Expired	(1,981,600)	2.72

Outstanding as of March 31, 2016	1,904,067	2.61

Vested and expected to vest as of March 31, 2016	1,904,067	2.61	7.11	521,658

Exercisable as of March 31, 2016	801,972	3.11	4.64	130,415

Schedule of information relating to options outstanding and exercisable

Options outstanding as of March 31, 2016			Options exercisable as of March 31, 2016
	Exercise	Remaining		Exercise	Remaining
Number of	Price	Contractual	Number	Price	Contractual
Shares	per Share	Life	of Shares	per Share	Life
	USD	Years		USD	Years
250,000	3.60	0.6	250,000	3.60	0.6
77,000	3.60	1.7	77,000	3.60	1.7
100,000	4.75	1.5	100,000	4.75	1.5
7,607	2.69	2.9	7,607	2.69	2.9
1,469,460	2.24	8.9	367,365	2.24	8.9

1,904,067	2.61	7.11	801,972	3.11	4.64

Summary of assumptions used in the valuation model
	Year Ended March 31,
	2014	2015	2016

Expected dividend yield	0%	0%	0%
Expected volatility	75%	71%	50%
Expected term	6.25	6.25	0.25
Risk-free interest rate (per annum)	1.77%	1.70%	0.72%

Nonvested shares
SHARE BASED COMPENSATION
Summary of the nonvested share activities

		Weighted average
	Number	grant date
	of shares	fair value
		USD
Outstanding at March 31, 2013	895,000	4.633
Granted	280,000	2.145
Vested	(265,000)	4.963
Forfeited	(100,000)	2.015

Outstanding at March 31, 2014	810,000	3.989

Granted	—	—
Vested	(335,000)	4.380
Forfeited	(30,000)	2.145

Outstanding at March 31, 2015	445,000	3.819

Granted	—	—
Vested	(325,000)	4.437
Forfeited	—	—

Outstanding at March 31, 2016	120,000	2.145

Schedule of allocation of recognized compensation expense for nonvested shares

	Year Ended March 31,
	2014	2015	2016
	RMB	RMB	RMB
Cost of revenues	228,854	164,741	90,002
Research and development	336,869	179,186	75,834
Sales and marketing	454,503	295,519	150,420
General and administrative	5,568,300	5,487,275	808,054

Total share based compensation expense	6,588,526	6,126,721	1,124,310